Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of major class of indefinite-lived intangible asset
Pawn licenses	$ 8,836	$ 8,836
Trade name	9,845	4,870
Goodwill	374,663	173,206	117,305
Total	$ 393,344	$ 186,912